Schedule of Investments (unaudited) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)	2,519	$209,404
Boeing Co. (The)	22,301	3,523,558
BWX Technologies Inc.	3,910	213,173
Curtiss-Wright Corp.	1,739	154,980
General Dynamics Corp.	9,696	1,422,791
HEICO Corp.	1,641	157,733
HEICO Corp., Class A	3,056	233,937
Hexcel Corp.	3,546	132,266
Howmet Aerospace Inc.	15,944	235,652
Huntington Ingalls Industries Inc.	1,701	295,481
L3Harris Technologies Inc.	8,979	1,511,435
Lockheed Martin Corp.	10,278	3,895,054
Mercury Systems Inc.(a)	2,296	177,779
Moog Inc., Class A	1,314	70,588
Northrop Grumman Corp.	6,480	2,106,065
Raytheon Technologies Corp.	61,180	3,467,682
Spirit AeroSystems Holdings Inc., Class A	4,312	84,386
Teledyne Technologies Inc.(a)	1,518	465,571
Textron Inc.	9,447	330,078
TransDigm Group Inc.	2,092	902,865

		19,590,478

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	5,560	521,083
Expeditors International of Washington Inc.	6,977	589,626
FedEx Corp.	9,932	1,672,549
United Parcel Service Inc., Class B	29,289	4,181,298
XPO Logistics Inc.(a)	3,790	284,326

		7,248,882

Airlines — 0.2%
Alaska Air Group Inc.	5,194	178,881
Allegiant Travel Co.	530	59,376
American Airlines Group Inc.(b)	21,327	237,156
Delta Air Lines Inc.	23,977	598,706
JetBlue Airways Corp.(a)	11,219	116,005
Southwest Airlines Co.	22,310	689,156
Spirit Airlines Inc.(a)(b)	3,542	55,999
United Airlines Holdings Inc.(a)	10,385	325,881

		2,261,160

Auto Components — 0.2%
Adient PLC(a)	3,474	57,807
Aptiv PLC	11,159	867,612
Autoliv Inc.	3,250	211,348
BorgWarner Inc.	8,485	310,551
Dana Inc.	5,993	68,500
Gentex Corp.	10,574	285,392
Goodyear Tire & Rubber Co. (The)	9,717	87,550
Lear Corp.	2,299	253,764
Veoneer Inc.(a)(b)	3,860	38,793

		2,181,317

Automobiles — 0.9%
Ford Motor Co.	161,511	1,067,588
General Motors Co.	52,043	1,295,350
Harley-Davidson Inc.(b)	6,601	171,824
Tesla Inc.(a)(b)	6,091	8,714,759
Thor Industries Inc.(b)	2,246	256,022

		11,505,543

Security	Shares	Value

Banks — 3.4%
Associated Banc-Corp.	6,839	$87,813
BancorpSouth Bank	3,853	80,643
Bank of America Corp.	324,790	8,080,775
Bank of Hawaii Corp.	1,708	96,724
Bank OZK	5,154	123,954
BankUnited Inc.	4,029	81,144
BOK Financial Corp.	1,298	72,299
Cathay General Bancorp.	3,035	73,386
CIT Group Inc.	3,799	72,067
Citigroup Inc.	86,597	4,330,716
Citizens Financial Group Inc.	17,992	446,382
Comerica Inc.	5,966	229,810
Commerce Bancshares Inc.	4,352	249,196
Cullen/Frost Bankers Inc.	2,361	170,134
East West Bancorp. Inc.	6,005	208,133
Fifth Third Bancorp.	29,372	583,328
First Citizens BancShares Inc./NC, Class A	354	150,758
First Financial Bankshares Inc.	5,746	171,920
First Hawaiian Inc.	5,520	95,938
First Horizon National Corp.	22,948	212,728
First Republic Bank/CA	7,133	802,320
FNB Corp.	13,555	100,443
Fulton Financial Corp.	7,070	68,579
Glacier Bancorp. Inc.	3,672	129,658
Hancock Whitney Corp.	3,828	72,962
Home BancShares Inc./AR	6,367	103,973
Huntington Bancshares Inc./OH	42,493	393,910
International Bancshares Corp.	2,389	72,673
Investors Bancorp. Inc.	8,180	66,422
JPMorgan Chase & Co.	126,747	12,248,830
KeyCorp	40,766	489,600
M&T Bank Corp.	5,336	565,349
PacWest Bancorp.	4,977	90,955
People’s United Financial Inc.	18,322	197,694
Pinnacle Financial Partners Inc.	2,975	117,870
PNC Financial Services Group Inc. (The)	17,648	1,882,512
Popular Inc.	3,668	136,119
Prosperity Bancshares Inc.	3,917	217,629
Regions Financial Corp.	39,924	433,575
Signature Bank/New York NY	2,227	228,334
Sterling Bancorp./DE	8,442	94,973
SVB Financial Group(a)	2,149	481,956
Synovus Financial Corp.	6,040	121,706
TCF Financial Corp.	6,314	173,572
Texas Capital Bancshares Inc.(a)	2,071	68,799
Truist Financial Corp.	56,050	2,099,633
Trustmark Corp.	2,549	57,403
U.S. Bancorp.	57,018	2,100,543
UMB Financial Corp.	1,774	88,345
Umpqua Holdings Corp.	9,117	98,919
United Bankshares Inc./WV	5,256	138,338
Valley National Bancorp.	16,232	121,253
Webster Financial Corp.	3,803	103,708
Wells Fargo & Co.	155,198	3,765,103
Western Alliance Bancorp.	3,992	143,512
Wintrust Financial Corp.	2,381	101,907
Zions Bancorp. N.A.	7,054	229,043

		44,025,968

Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	404	327,418

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class B, NVS	7,538	$522,685
Coca-Cola Co. (The)	160,788	7,595,625
Constellation Brands Inc., Class A	6,958	1,239,916
Keurig Dr Pepper Inc.	13,994	428,076
Molson Coors Beverage Co., Class B	7,755	290,968
Monster Beverage Corp.(a)	15,551	1,220,442
National Beverage Corp.(a)(b)	494	31,690
PepsiCo Inc.	57,741	7,948,626

		19,605,446

Biotechnology — 2.6%
AbbVie Inc.	73,308	6,957,662
ACADIA Pharmaceuticals Inc.(a)(b)	4,660	193,716
Agios Pharmaceuticals Inc.(a)	2,449	110,989
Alexion Pharmaceuticals Inc.(a)	9,218	944,753
Alkermes PLC(a)	6,316	113,751
Allogene Therapeutics Inc.(a)	2,602	95,415
Alnylam Pharmaceuticals Inc.(a)	4,703	685,509
Amgen Inc.	24,469	5,986,830
Biogen Inc.(a)	6,788	1,864,596
BioMarin Pharmaceutical Inc.(a)	7,450	892,584
Bluebird Bio Inc.(a)	2,649	160,794
Blueprint Medicines Corp.(a)	2,240	163,923
Exact Sciences Corp.(a)	5,918	560,730
Exelixis Inc.(a)	12,810	295,783
FibroGen Inc.(a)	3,374	136,546
Gilead Sciences Inc.	52,163	3,626,893
Immunomedics Inc.(a)(b)	8,644	365,036
Incyte Corp.(a)	7,530	743,663
Intercept Pharmaceuticals Inc.(a)(b)	1,040	47,466
Ionis Pharmaceuticals Inc.(a)	5,294	304,723
Moderna Inc.(a)(b)	12,277	909,726
Myriad Genetics Inc.(a)	3,083	37,212
Neurocrine Biosciences Inc.(a)	3,821	459,896
Regeneron Pharmaceuticals Inc.(a)	4,195	2,651,534
Sage Therapeutics Inc.(a)	2,133	97,201
Sarepta Therapeutics Inc.(a)	3,081	472,995
Seattle Genetics Inc.(a)	4,786	795,768
Ultragenyx Pharmaceutical Inc.(a)	2,335	182,504
United Therapeutics Corp.(a)	1,817	202,541
Vertex Pharmaceuticals Inc.(a)	10,785	2,933,520
Vir Biotechnology Inc.(a)(b)	624	29,802

		33,024,061

Building Products — 0.5%
Allegion PLC	3,903	388,192
AO Smith Corp.	5,682	273,531
Armstrong World Industries Inc.	2,045	145,686
Carrier Global Corp.	33,546	913,793
Fortune Brands Home & Security Inc.	5,767	441,176
Johnson Controls International PLC	30,942	1,190,648
Lennox International Inc.	1,477	396,043
Masco Corp.	10,972	627,160
Owens Corning	4,609	278,706
Resideo Technologies Inc.(a)	5,019	66,652
Trane Technologies PLC	9,931	1,110,981
Trex Co. Inc.(a)	2,388	332,720

		6,165,288

Capital Markets — 2.7%
Affiliated Managers Group Inc.	1,981	136,273
Ameriprise Financial Inc.	5,089	781,823

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)	33,517	$1,201,584
BlackRock Inc.(c)	6,416	3,689,264
Blackstone Group Inc. (The), Class A	27,865	1,484,647
Cboe Global Markets Inc.	4,558	399,737
Charles Schwab Corp. (The)	47,661	1,579,962
CME Group Inc.	14,916	2,478,741
E*TRADE Financial Corp.	9,347	474,547
Eaton Vance Corp., NVS	4,553	164,545
Evercore Inc., Class A	1,696	93,789
FactSet Research Systems Inc.	1,566	542,306
Federated Investors Inc., Class B	4,065	107,153
Franklin Resources Inc.	11,682	245,906
Goldman Sachs Group Inc. (The)	12,875	2,548,735
Interactive Brokers Group Inc., Class A	3,072	152,371
Intercontinental Exchange Inc.	22,763	2,203,003
Invesco Ltd.	15,918	159,817
Janus Henderson Group PLC	6,672	139,378
Lazard Ltd., Class A	4,649	136,309
Legg Mason Inc.	3,354	167,666
LPL Financial Holdings Inc.	3,346	264,401
MarketAxess Holdings Inc.	1,559	805,535
Moody’s Corp.	6,729	1,892,868
Morgan Stanley	49,812	2,434,811
Morningstar Inc.	852	143,170
MSCI Inc.	3,524	1,324,954
Nasdaq Inc.	4,753	624,116
Northern Trust Corp.	8,769	687,051
Raymond James Financial Inc.	5,120	355,738
S&P Global Inc.	10,021	3,509,855
SEI Investments Co.	5,293	276,983
State Street Corp.	14,640	933,886
Stifel Financial Corp.	2,788	135,162
T Rowe Price Group Inc.	9,465	1,307,117
TD Ameritrade Holding Corp.	11,022	395,580
Tradeweb Markets Inc., Class A	3,077	166,373
Virtu Financial Inc., Class A	3,064	75,987

		34,221,143

Chemicals — 1.8%
Air Products & Chemicals Inc.	9,187	2,633,270
Albemarle Corp.	4,406	363,319
Ashland Global Holdings Inc.	2,526	190,662
Avient Corp.	3,774	90,199
Axalta Coating Systems Ltd.(a)	8,570	190,254
Cabot Corp.	2,300	83,904
Celanese Corp.	5,002	486,194
CF Industries Holdings Inc.	8,929	279,746
Chemours Co. (The)	6,883	127,542
Corteva Inc.(a)	31,020	885,931
Dow Inc.(a)	30,776	1,263,663
DuPont de Nemours Inc.	30,701	1,641,889
Eastman Chemical Co.	5,581	416,510
Ecolab Inc.	10,399	1,945,445
Element Solutions Inc.(a)	9,713	105,483
FMC Corp.	5,399	572,564
HB Fuller Co.	2,062	93,491
Huntsman Corp.	8,472	156,732
Ingevity Corp.(a)	1,779	104,036
International Flavors & Fragrances Inc.	4,423	557,077
Linde PLC	21,846	5,354,673
LyondellBasell Industries NV, Class A	10,691	668,401

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co. (The)	14,478	$195,019
NewMarket Corp.	306	114,692
Olin Corp.	6,716	75,488
PPG Industries Inc.	9,822	1,057,338
RPM International Inc.	5,383	439,199
Scotts Miracle-Gro Co. (The)	1,659	263,068
Sensient Technologies Corp.	1,686	88,026
Sherwin-Williams Co. (The)	3,362	2,178,307
Valvoline Inc.	7,651	156,998
Westlake Chemical Corp.	1,505	82,022
WR Grace & Co.	2,321	107,068

		22,968,210

Commercial Services & Supplies — 0.5%
ADT Inc.	4,921	42,370
Brink’s Co. (The)	2,036	90,297
Cimpress PLC(a)	1,073	107,300
Cintas Corp.	3,485	1,052,017
Clean Harbors Inc.(a)	2,142	127,663
Copart Inc.(a)	8,605	802,416
Covanta Holding Corp.	4,730	46,543
Deluxe Corp.	1,678	47,370
Herman Miller Inc.	2,302	53,936
IAA Inc.(a)	5,480	237,558
KAR Auction Services Inc.	5,480	82,912
MSA Safety Inc.	1,527	180,995
Republic Services Inc.	8,769	765,095
Rollins Inc.	5,819	304,916
Stericycle Inc.(a)	3,828	231,345
Tetra Tech Inc.	2,256	199,995
Waste Management Inc.	16,202	1,775,739

		6,148,467

Communications Equipment — 0.9%
Arista Networks Inc.(a)	2,255	585,781
Ciena Corp.(a)	6,423	382,233
Cisco Systems Inc.	176,407	8,308,770
CommScope Holding Co. Inc.(a)	7,959	73,860
EchoStar Corp., Class A(a)	1,902	51,925
F5 Networks Inc.(a)	2,535	344,506
InterDigital Inc.	1,398	83,908
Juniper Networks Inc.	13,852	351,564
Lumentum Holdings Inc.(a)	3,221	299,005
Motorola Solutions Inc.	7,091	991,322
NetScout Systems Inc.(a)	2,903	73,910
Ubiquiti Inc.(b)	542	100,433
ViaSat Inc.(a)	2,363	89,699
Viavi Solutions Inc.(a)	9,097	125,811

		11,862,727

Construction & Engineering — 0.1%
AECOM(a)(b)	6,456	233,643
Emcor Group Inc.	2,255	154,468
Fluor Corp.	5,679	57,869
Jacobs Engineering Group Inc.	5,412	461,914
MasTec Inc.(a)	2,471	98,296
Quanta Services Inc.	5,765	230,427
Valmont Industries Inc.	860	104,232

		1,340,849

Construction Materials — 0.1%
Eagle Materials Inc.	1,706	136,872
Martin Marietta Materials Inc.	2,578	534,110

Security	Shares	Value

Construction Materials (continued)
Summit Materials Inc., Class A(a)	4,920	$72,423
Vulcan Materials Co.	5,496	645,340

		1,388,745

Consumer Finance — 0.5%
Ally Financial Inc.	15,729	316,153
American Express Co.	27,457	2,562,287
Capital One Financial Corp.	18,939	1,208,308
Credit Acceptance Corp.(a)(b)	544	254,559
Discover Financial Services	12,741	629,788
FirstCash Inc.	1,807	104,155
Green Dot Corp., Class A(a)(b)	1,975	100,113
LendingTree Inc.(a)(b)	317	109,774
Navient Corp.	7,034	55,991
OneMain Holdings Inc.	3,038	87,191
Santander Consumer USA Holdings Inc.	4,252	78,067
SLM Corp.	15,603	105,632
Synchrony Financial	22,338	494,340

		6,106,358

Containers & Packaging — 0.4%
Amcor PLC(a)	65,491	674,557
AptarGroup Inc.	2,668	307,354
Avery Dennison Corp.	3,429	388,643
Ball Corp.	13,538	996,803
Berry Global Group Inc.(a)	5,479	273,895
Crown Holdings Inc.(a)	5,609	401,492
Graphic Packaging Holding Co.	11,947	166,541
International Paper Co.	16,375	569,686
O-I Glass Inc.	6,163	64,342
Packaging Corp. of America	3,882	373,138
Sealed Air Corp.	6,308	225,070
Silgan Holdings Inc.	3,384	129,438
Sonoco Products Co.	4,038	208,926
Westrock Co.	10,662	286,381

		5,066,266

Distributors — 0.1%
Genuine Parts Co.	6,055	545,858
LKQ Corp.(a)	12,493	352,178
Pool Corp.	1,654	523,822

		1,421,858

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	2,222	76,303
Bright Horizons Family Solutions Inc.(a)	2,433	260,915
Chegg Inc.(a)	4,898	396,591
frontdoor Inc.(a)(b)	3,483	146,269
Graham Holdings Co., Class B	175	69,715
Grand Canyon Education Inc.(a)	2,000	177,480
H&R Block Inc.	8,295	120,277
Service Corp. International	7,575	328,452
ServiceMaster Global Holdings Inc.(a)	5,526	225,958

		1,801,960

Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	80,865	15,831,750
Equitable Holdings Inc.	17,298	353,917
Jefferies Financial Group Inc.	9,562	154,904
Voya Financial Inc.	5,247	259,202

		16,599,773

Diversified Telecommunication Services — 1.6%
AT&T Inc.	296,377	8,766,832

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink Inc.	40,662	$392,388
GCI Liberty Inc., Class A(a)	4,005	313,952
Liberty Global PLC, Class A(a)	6,757	158,148
Liberty Global PLC, Class C, NVS(a)	16,092	366,254
Liberty Latin America Ltd., Class A(a)	1,667	17,137
Liberty Latin America Ltd., Class C, NVS(a)(b)	4,532	46,362
Verizon Communications Inc.	172,128	9,893,917

		19,954,990

Electric Utilities — 1.8%
ALLETE Inc.	2,144	127,139
Alliant Energy Corp.	10,378	558,855
American Electric Power Co. Inc.	20,615	1,791,031
Avangrid Inc.	2,264	112,724
Duke Energy Corp.	30,568	2,590,332
Edison International	15,721	875,188
Entergy Corp.	8,236	865,851
Evergy Inc.	9,432	611,476
Eversource Energy	13,995	1,260,530
Exelon Corp.	40,308	1,556,292
FirstEnergy Corp.	22,364	648,556
Hawaiian Electric Industries Inc.	4,622	167,594
IDACORP Inc.	2,057	191,815
NextEra Energy Inc.	20,359	5,714,771
NRG Energy Inc.	10,480	354,329
OGE Energy Corp.	8,230	270,767
Pinnacle West Capital Corp.	4,616	383,497
PNM Resources Inc.	3,282	138,599
Portland General Electric Co.	3,636	160,457
PPL Corp.	31,845	847,714
Southern Co. (The)	43,924	2,398,690
Xcel Energy Inc.	21,715	1,499,204

		23,125,411

Electrical Equipment — 0.5%
Acuity Brands Inc.	1,627	161,236
AMETEK Inc.	9,571	892,496
Eaton Corp. PLC	16,639	1,549,590
Emerson Electric Co.	24,853	1,541,134
EnerSys	1,687	113,468
Generac Holdings Inc.(a)	2,554	402,459
GrafTech International Ltd.	2,476	15,029
Hubbell Inc.	2,281	307,867
nVent Electric PLC	6,239	113,300
Regal Beloit Corp.	1,699	156,257
Rockwell Automation Inc.	4,783	1,043,364
Sensata Technologies Holding PLC(a)	6,653	252,681

		6,548,881

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,223	1,292,704
Arrow Electronics Inc.(a)	3,453	247,304
Avnet Inc.	4,359	116,472
Belden Inc.	1,484	46,894
CDW Corp./DE	5,994	696,802
Cognex Corp.	7,135	477,117
Coherent Inc.(a)	1,000	138,830
Corning Inc.	31,987	991,597
Dolby Laboratories Inc., Class A	2,647	184,231
FLIR Systems Inc.	5,650	235,379
IPG Photonics Corp.(a)	1,467	262,608
Itron Inc.(a)	1,493	103,853

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil Inc.	5,802	$202,258
Keysight Technologies Inc.(a)	7,730	772,150
Littelfuse Inc.	1,008	179,071
National Instruments Corp.	4,917	174,554
SYNNEX Corp.	1,667	207,942
TE Connectivity Ltd.	13,853	1,233,887
Trimble Inc.(a)	10,382	462,103
Vishay Intertechnology Inc.	5,591	87,723
Zebra Technologies Corp., Class A(a)	2,225	624,669

		8,738,148

Energy Equipment & Services — 0.2%
Baker Hughes Co.	26,768	414,636
ChampionX Corp.(a)	4,799	45,638
Core Laboratories NV(b)	1,826	38,949
Halliburton Co.	36,616	524,707
Helmerich & Payne Inc.	4,491	80,075
National Oilwell Varco Inc.	15,948	183,561
Patterson-UTI Energy Inc.	7,900	30,613
Schlumberger Ltd.	57,310	1,039,603
TechnipFMC PLC	17,320	139,080
Transocean Ltd.(a)(b)	23,819	48,591

		2,545,453

Entertainment — 1.9%
Activision Blizzard Inc.	32,050	2,648,291
Cinemark Holdings Inc.	4,545	53,767
Electronic Arts Inc.(a)	12,056	1,707,371
Liberty Media Corp.-Liberty Formula One, Class A(a)	955	31,601
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	8,455	299,645
Lions Gate Entertainment Corp., Class A(a)	2,616	20,039
Lions Gate Entertainment Corp., Class B, NVS(a)	4,478	31,839
Live Nation Entertainment Inc.(a)	5,918	277,022
Madison Square Garden Entertainment Corp.(a)	707	50,098
Madison Square Garden Sports Corp.(a)	721	110,810
Netflix Inc.(a)	18,294	8,943,571
Roku Inc.(a)	3,768	583,625
Take-Two Interactive Software Inc.(a)	4,740	777,455
Walt Disney Co. (The)	75,135	8,786,287
Warner Music Group Corp., Class A(a)	3,203	96,570
World Wrestling Entertainment Inc., Class A	1,972	91,915
Zynga Inc., Class A(a)	39,001	383,380

		24,893,286

Equity Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust	3,681	44,319
Alexandria Real Estate Equities Inc.(b)	5,250	932,137
American Campus Communities Inc.	5,708	203,433
American Homes 4 Rent, Class A	10,665	309,285
American Tower Corp.	18,440	4,820,032
Americold Realty Trust	8,331	336,156
Apartment Investment & Management Co., Class A	6,128	237,889
Apple Hospitality REIT Inc.	9,119	80,430
AvalonBay Communities Inc.	5,814	890,240
Boston Properties Inc.	5,953	530,353
Brandywine Realty Trust	7,519	81,431
Brixmor Property Group Inc.	12,311	141,700
Camden Property Trust	3,987	362,059
Colony Capital Inc.	19,864	38,139
Columbia Property Trust Inc.	4,757	56,894
CoreCivic Inc.	4,824	42,982

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CoreSite Realty Corp.	1,668	$215,255
Corporate Office Properties Trust	4,430	117,306
Cousins Properties Inc.	6,135	188,467
Crown Castle International Corp.	17,335	2,889,744
CubeSmart	8,179	242,671
CyrusOne Inc.	4,667	389,321
DiamondRock Hospitality Co.	7,955	36,752
Digital Realty Trust Inc.	11,161	1,791,787
Diversified Healthcare Trust	10,202	39,737
Douglas Emmett Inc.	6,891	200,804
Duke Realty Corp.	15,345	616,716
EastGroup Properties Inc.	1,616	214,379
EPR Properties	3,179	91,015
Equinix Inc.	3,682	2,892,137
Equity Commonwealth	5,115	161,481
Equity LifeStyle Properties Inc.	7,612	520,052
Equity Residential	14,440	774,417
Essex Property Trust Inc.	2,742	605,269
Extra Space Storage Inc.	5,390	557,003
Federal Realty Investment Trust	2,888	220,354
First Industrial Realty Trust Inc.	5,200	228,384
Gaming and Leisure Properties Inc.	8,542	309,306
GEO Group Inc. (The)	4,935	52,459
Healthcare Realty Trust Inc.	5,691	166,746
Healthcare Trust of America Inc., Class A(b)	9,088	250,920
Healthpeak Properties Inc.	22,390	611,023
Highwoods Properties Inc.	4,208	161,335
Host Hotels & Resorts Inc.	29,683	319,983
Hudson Pacific Properties Inc.	6,517	153,606
Invitation Homes Inc.	22,653	675,512
Iron Mountain Inc.	11,743	331,035
JBG SMITH Properties	4,941	143,338
Kilroy Realty Corp.	4,404	256,621
Kimco Realty Corp.	17,788	198,336
Lamar Advertising Co., Class A	3,625	238,271
Lexington Realty Trust	11,491	133,296
Life Storage Inc.	1,893	185,760
Macerich Co. (The)(b)	4,636	35,373
Mack-Cali Realty Corp.	3,713	53,541
Medical Properties Trust Inc.	22,032	443,504
Mid-America Apartment Communities Inc.	4,759	567,225
National Health Investors Inc.	1,804	111,848
National Retail Properties Inc.	7,109	252,014
Omega Healthcare Investors Inc.	9,205	298,058
Outfront Media Inc.	6,047	87,137
Paramount Group Inc.	8,200	58,466
Park Hotels & Resorts Inc.	9,951	82,295
Pebblebrook Hotel Trust	5,420	57,452
Physicians Realty Trust	8,456	152,546
Piedmont Office Realty Trust Inc., Class A	5,189	84,114
PotlatchDeltic Corp.	2,894	123,892
Prologis Inc.	30,723	3,238,819
PS Business Parks Inc.	830	114,498
Public Storage	6,246	1,248,450
Rayonier Inc.	5,832	162,013
Realty Income Corp.	14,183	851,689
Regency Centers Corp.	6,880	282,286
Retail Properties of America Inc., Class A	8,486	53,971
Rexford Industrial Realty Inc.	5,104	239,531
RLJ Lodging Trust	7,094	56,823

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties Inc.	2,254	$72,173
Sabra Health Care REIT Inc.	8,721	128,548
SBA Communications Corp.	4,677	1,457,073
Service Properties Trust	6,878	46,083
Simon Property Group Inc.	12,744	794,588
SITE Centers Corp.	6,295	46,142
SL Green Realty Corp.	3,397	157,960
Spirit Realty Capital Inc.	4,132	142,389
STORE Capital Corp.	9,269	219,583
Sun Communities Inc.	4,088	612,914
Sunstone Hotel Investors Inc.	9,129	68,285
Taubman Centers Inc.	2,616	101,292
UDR Inc.	12,128	439,034
Urban Edge Properties	4,884	51,184
Ventas Inc.	15,431	591,933
VEREIT Inc.	44,804	291,674
VICI Properties Inc.	19,094	414,531
Vornado Realty Trust	6,558	226,382
Washington REIT	3,279	73,318
Weingarten Realty Investors	4,905	83,679
Welltower Inc.	17,366	930,123
Weyerhaeuser Co.	31,105	865,030
WP Carey Inc.	7,166	511,437
Xenia Hotels & Resorts Inc.	4,845	38,566

		43,307,543

Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	1,543	245,630
Costco Wholesale Corp.	18,366	5,978,684
Kroger Co. (The)	32,703	1,137,737
Performance Food Group Co.(a)	5,428	152,093
Sprouts Farmers Market Inc.(a)	5,031	132,718
Sysco Corp.	21,050	1,112,493
U.S. Foods Holding Corp.(a)	9,157	185,887
Walmart Inc.	58,900	7,621,660
Walgreens Boots Alliance Inc.	30,651	1,247,802

		17,814,704

Food Products — 1.1%
Archer-Daniels-Midland Co.	22,998	985,004
Beyond Meat Inc.(a)(b)	425	53,508
Bunge Ltd.	5,762	250,301
Campbell Soup Co.	6,986	346,296
Conagra Brands Inc.	20,235	757,801
Darling Ingredients Inc.(a)	6,937	193,750
Flowers Foods Inc.	7,808	177,632
General Mills Inc.	25,213	1,595,227
Hain Celestial Group Inc. (The)(a)	3,488	118,522
Hershey Co. (The)	6,168	896,889
Hormel Foods Corp.	11,464	583,059
Ingredion Inc.	2,753	238,135
JM Smucker Co. (The)	4,682	511,977
Kellogg Co.	10,345	713,702
Kraft Heinz Co. (The)	25,856	888,929
Lamb Weston Holdings Inc.	6,101	366,548
Lancaster Colony Corp.	844	133,850
McCormick & Co. Inc./MD, NVS	5,141	1,001,981
Mondelez International Inc., Class A	59,507	3,302,043
Pilgrim’s Pride Corp.(a)	2,131	32,711
Post Holdings Inc.(a)	2,725	241,816
Seaboard Corp.	10	27,033

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
TreeHouse Foods Inc.(a)	2,259	$98,989
Tyson Foods Inc., Class A	12,201	749,751

		14,265,454

Gas Utilities — 0.1%
Atmos Energy Corp.	5,107	541,291
National Fuel Gas Co.	3,643	147,797
New Jersey Resources Corp.	4,089	127,004
ONE Gas Inc.	2,155	163,134
South Jersey Industries Inc.	3,671	85,644
Southwest Gas Holdings Inc.	2,266	157,804
Spire Inc.	2,117	130,534
UGI Corp.	8,667	288,958

		1,642,166

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	73,578	7,404,890
ABIOMED Inc.(a)	1,852	555,489
Align Technology Inc.(a)	2,991	878,816
Avanos Medical Inc.(a)	1,982	60,788
Baxter International Inc.	21,170	1,828,665
Becton Dickinson and Co.	12,266	3,450,916
Boston Scientific Corp.(a)	59,429	2,292,177
Cantel Medical Corp.	1,479	69,883
Cooper Companies Inc. (The)	2,072	586,231
Danaher Corp.	26,174	5,334,261
Dentsply Sirona Inc.	9,285	414,111
DexCom Inc.(a)(b)	3,840	1,672,474
Edwards Lifesciences Corp.(a)	25,853	2,027,134
Globus Medical Inc., Class A(a)	3,219	155,091
Haemonetics Corp.(a)	2,061	180,667
Hill-Rom Holdings Inc.	2,765	268,813
Hologic Inc.(a)	10,741	749,507
ICU Medical Inc.(a)	796	146,249
IDEXX Laboratories Inc.(a)	3,561	1,416,388
Insulet Corp.(a)	2,723	553,749
Integra LifeSciences Holdings Corp.(a)	2,923	139,573
Intuitive Surgical Inc.(a)	4,851	3,325,069
LivaNova PLC(a)	1,975	91,917
Masimo Corp.(a)	2,079	457,629
Medtronic PLC	55,785	5,382,137
Neogen Corp.(a)	2,111	162,061
NuVasive Inc.(a)	2,080	118,851
Penumbra Inc.(a)(b)	1,339	297,138
ResMed Inc.	5,986	1,212,225
Steris PLC	3,508	559,982
Stryker Corp.	13,409	2,591,960
Teleflex Inc.	1,911	712,994
Varian Medical Systems Inc.(a)(b)	3,720	530,918
West Pharmaceutical Services Inc.	3,081	828,388
Zimmer Biomet Holdings Inc.	8,618	1,162,224

		47,619,365

Health Care Providers & Services — 2.6%
1Life Healthcare Inc.(a)	840	24,872
Acadia Healthcare Co. Inc.(a)	3,693	110,088
Amedisys Inc.(a)	1,334	312,369
AmerisourceBergen Corp.	6,257	626,889
Anthem Inc.	10,488	2,871,614
Cardinal Health Inc.	12,104	661,120
Centene Corp.(a)	24,222	1,580,486
Chemed Corp.	668	328,783

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.(a)	15,349	$2,650,619
Covetrus Inc.(a)	3,912	86,690
CVS Health Corp.	54,371	3,422,111
DaVita Inc.(a)	3,547	309,972
Encompass Health Corp.	4,148	282,396
Guardant Health Inc.(a)	2,131	181,519
HCA Healthcare Inc.	10,908	1,381,389
HealthEquity Inc.(a)(b)	2,876	148,287
Henry Schein Inc.(a)(b)	6,053	416,023
Humana Inc.	5,479	2,150,234
Laboratory Corp. of America Holdings(a)	4,051	781,519
McKesson Corp.	6,686	1,003,970
MEDNAX Inc.(a)(b)	3,259	65,115
Molina Healthcare Inc.(a)	2,478	457,687
Premier Inc., Class A(a)	2,620	91,621
Quest Diagnostics Inc.	5,560	706,509
Tenet Healthcare Corp.(a)(b)	4,285	113,295
UnitedHealth Group Inc.	39,449	11,944,368
Universal Health Services Inc., Class B	3,336	366,626

		33,076,171

Health Care Technology — 0.2%
Cerner Corp.	12,660	879,237
Teladoc Health Inc.(a)	3,097	735,940
Veeva Systems Inc., Class A(a)	5,609	1,483,973

		3,099,150

Hotels, Restaurants & Leisure — 1.5%
Aramark	10,463	220,979
Boyd Gaming Corp.	3,282	77,685
Carnival Corp.(b)	19,298	267,856
Cheesecake Factory Inc. (The)	1,721	41,304
Chipotle Mexican Grill Inc.(a)	1,068	1,233,711
Choice Hotels International Inc.	1,281	107,655
Churchill Downs Inc.	1,437	199,053
Cracker Barrel Old Country Store Inc.	976	107,819
Darden Restaurants Inc.	5,429	412,061
Domino’s Pizza Inc.	1,604	620,122
Dunkin’ Brands Group Inc.	3,516	241,655
Extended Stay America Inc.	7,767	88,622
Hilton Grand Vacations Inc.(a)(b)	3,630	73,689
Hilton Worldwide Holdings Inc.	11,644	873,882
Hyatt Hotels Corp., Class A	1,422	68,256
Las Vegas Sands Corp.	14,028	612,182
Marriott International Inc./MD, Class A	11,237	941,942
Marriott Vacations Worldwide Corp.	1,568	132,747
McDonald’s Corp.	30,929	6,008,886
MGM Resorts International	20,516	330,102
Norwegian Cruise Line Holdings Ltd.(a)(b)	11,015	150,245
Planet Fitness Inc., Class A(a)	3,432	179,150
Royal Caribbean Cruises Ltd.	7,147	348,130
Six Flags Entertainment Corp.	3,248	56,483
Starbucks Corp.	48,589	3,718,516
Texas Roadhouse Inc.	2,679	150,533
Vail Resorts Inc.	1,678	322,226
Wendy’s Co. (The)	7,633	176,933
Wyndham Destinations Inc.	3,767	100,202
Wyndham Hotels & Resorts Inc.	4,021	177,567
Wynn Resorts Ltd.	3,976	287,982
Yum! Brands Inc.	12,578	1,145,227

		19,473,402

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 0.4%
DR Horton Inc.	13,851	$916,382
Garmin Ltd.	5,984	589,963
Helen of Troy Ltd.(a)	1,069	201,239
Leggett & Platt Inc.	5,577	223,582
Lennar Corp., Class A	11,505	832,387
Lennar Corp., Class B	672	36,201
Mohawk Industries Inc.(a)	2,451	195,712
Newell Brands Inc.	16,046	263,154
NVR Inc.(a)	145	569,872
PulteGroup Inc.	10,720	467,392
Tempur Sealy International Inc.(a)	1,835	148,543
Toll Brothers Inc.	4,851	185,308
Whirlpool Corp.	2,641	430,800

		5,060,535

Household Products — 1.6%
Church & Dwight Co. Inc.	10,249	987,286
Clorox Co. (The)	5,208	1,231,744
Colgate-Palmolive Co.	35,550	2,744,460
Energizer Holdings Inc.	2,797	140,214
Kimberly-Clark Corp.	14,171	2,154,559
Procter & Gamble Co. (The)	102,979	13,502,607
Reynolds Consumer Products Inc.	2,006	68,324
Spectrum Brands Holdings Inc.	1,913	103,608

		20,932,802

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	27,773	422,983
Vistra Corp.	18,734	349,576

		772,559

Industrial Conglomerates — 1.0%
3M Co.	23,927	3,600,296
Carlisle Companies Inc.	2,327	277,099
General Electric Co.	363,851	2,208,576
Honeywell International Inc.	29,194	4,360,708
Roper Technologies Inc.	4,343	1,878,130

		12,324,809

Insurance — 2.1%
Aflac Inc.	29,846	1,061,622
Alleghany Corp.	588	307,124
Allstate Corp. (The)	13,066	1,233,300
American Financial Group Inc./OH	3,091	187,840
American International Group Inc.	36,091	1,159,965
Aon PLC, Class A	9,612	1,972,575
Arch Capital Group Ltd.(a)	16,945	521,059
Arthur J Gallagher & Co.	7,888	847,881
Assurant Inc.	2,543	273,296
Assured Guaranty Ltd.	3,615	78,915
Athene Holding Ltd., Class A(a)	4,842	156,155
Axis Capital Holdings Ltd.	3,395	136,207
Brighthouse Financial Inc.(a)	3,903	110,611
Brown & Brown Inc.	9,780	444,697
Chubb Ltd.	18,755	2,386,386
Cincinnati Financial Corp.	6,324	492,829
CNA Financial Corp.	1,103	36,730
CNO Financial Group Inc.	6,142	92,744
Enstar Group Ltd.(a)	611	102,617
Erie Indemnity Co., Class A, NVS	764	160,532
Everest Re Group Ltd.	1,703	372,599
Fidelity National Financial Inc.	12,014	388,773
First American Financial Corp.	4,554	232,300

Security	Shares	Value

Insurance (continued)
Genworth Financial Inc., Class A(a)	20,304	$41,420
Globe Life Inc.	4,093	325,803
Hanover Insurance Group Inc. (The)	1,645	167,593
Hartford Financial Services Group Inc. (The)	14,909	630,949
Kemper Corp.	2,637	207,057
Lincoln National Corp.	8,233	306,844
Loews Corp.	10,067	366,540
Markel Corp.(a)	576	601,655
Marsh & McLennan Companies Inc.	21,224	2,474,718
Mercury General Corp.	1,101	47,244
MetLife Inc.	32,352	1,224,523
Old Republic International Corp.	12,087	194,238
Primerica Inc.	1,762	210,841
Principal Financial Group Inc.	10,759	456,504
ProAssurance Corp.	2,408	35,398
Progressive Corp. (The)	24,258	2,191,468
Prudential Financial Inc.	16,431	1,041,233
Reinsurance Group of America Inc.	2,820	240,405
RenaissanceRe Holdings Ltd.	2,059	371,402
RLI Corp.	1,691	149,028
Selective Insurance Group Inc.	2,457	133,513
Travelers Companies Inc. (The)	10,517	1,203,355
Unum Group	8,491	146,300
White Mountains Insurance Group Ltd.	122	107,376
Willis Towers Watson PLC	5,313	1,115,783
WR Berkley Corp.	6,039	372,908

		27,120,855

Interactive Media & Services — 5.2%
Alphabet Inc., Class A(a)	12,481	18,571,104
Alphabet Inc., Class C, NVS(a)	12,165	18,040,208
ANGI Homeservices Inc., Class A(a)(b)	3,065	48,396
Cargurus Inc.(a)	2,934	84,763
Facebook Inc., Class A(a)	100,022	25,372,581
IAC/InterActiveCorp.(a)	3,033	401,630
Match Group Inc(a)	9,023	926,662
Pinterest Inc., Class A(a)	4,764	163,358
Snap Inc., Class A, NVS(a)(b)	34,108	764,701
TripAdvisor Inc.	4,329	87,576
Twitter Inc.(a)	32,638	1,188,023
Yelp Inc.(a)	2,677	66,871
Zillow Group Inc., Class A(a)	1,429	97,301
Zillow Group Inc., Class C, NVS(a)	5,632	385,173

		66,198,347

Internet & Direct Marketing Retail — 4.8%
Amazon.com Inc.(a)	17,428	55,154,043
Booking Holdings Inc.(a)	1,702	2,828,945
Chewy Inc., Class A(a)(b)	2,213	116,160
eBay Inc.	27,475	1,518,818
Etsy Inc.(a)	4,965	587,757
Expedia Group Inc.	5,634	456,410
Grubhub Inc.(a)	3,702	267,433
Qurate Retail Inc., Series A(a)	16,482	179,819
Wayfair Inc., Class A(a)(b)	2,815	749,043

		61,858,428

IT Services — 5.7%
Accenture PLC, Class A	26,498	5,956,220
Akamai Technologies Inc.(a)	6,682	751,324
Alliance Data Systems Corp.	1,696	75,235
Amdocs Ltd.	5,627	349,437

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Automatic Data Processing Inc.	17,955	$2,386,399
Black Knight Inc.(a)	6,196	464,204
Booz Allen Hamilton Holding Corp.	5,860	479,114
Broadridge Financial Solutions Inc.	4,733	635,831
CACI International Inc., Class A(a)	1,027	213,431
Cognizant Technology Solutions Corp., Class A	22,674	1,549,088
DXC Technology Co.	10,691	191,476
EPAM Systems Inc.(a)	2,323	673,856
Euronet Worldwide Inc.(a)	2,258	217,084
Fidelity National Information Services Inc.	25,700	3,760,167
Fiserv Inc.(a)	23,393	2,334,387
FleetCor Technologies Inc.(a)	3,486	901,375
Gartner Inc.(a)	3,745	466,777
Genpact Ltd.	6,541	260,463
Global Payments Inc.	12,426	2,212,076
GoDaddy Inc., Class A(a)	6,874	483,105
International Business Machines Corp.	36,933	4,540,543
Jack Henry & Associates Inc.	3,159	563,250
KBR Inc.	5,669	126,079
Leidos Holdings Inc.	5,478	521,286
LiveRamp Holdings Inc.(a)	2,811	128,097
Mastercard Inc., Class A	36,758	11,340,946
Maximus Inc.	2,601	193,020
MongoDB Inc.(a)(b)	1,507	345,224
Okta Inc.(a)	4,829	1,067,112
Paychex Inc.	13,248	952,796
PayPal Holdings Inc.(a)	48,841	9,576,255
Perspecta Inc.	5,781	123,713
Sabre Corp.	11,192	84,612
Science Applications International Corp.	2,080	166,358
Square Inc., Class A(a)	14,191	1,842,701
Twilio Inc., Class A(a)	5,350	1,484,197
VeriSign Inc.(a)	4,229	895,195
Visa Inc., Class A	70,179	13,362,082
Western Union Co. (The)	17,625	427,935
WEX Inc.(a)	1,809	286,491

		72,388,941

Leisure Products — 0.1%
Brunswick Corp./DE	3,377	226,192
Hasbro Inc.	5,217	379,589
Mattel Inc.(a)	14,361	159,551
Peloton Interactive Inc., Class A(a)	1,028	70,130
Polaris Inc.	2,391	247,779

		1,083,241

Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)(b)	482	47,414
Agilent Technologies Inc.	12,818	1,234,758
Avantor Inc.(a)	11,240	248,179
Bio-Rad Laboratories Inc., Class A(a)	889	466,627
Bio-Techne Corp.	1,592	438,055
Bruker Corp.	4,114	183,567
Charles River Laboratories International Inc.(a)	2,032	404,348
Illumina Inc.(a)	6,095	2,329,265
IQVIA Holdings Inc.(a)	7,440	1,178,422
Mettler-Toledo International Inc.(a)	995	930,325
PerkinElmer Inc.	4,616	548,888
PPD Inc.(a)	2,610	76,656
PRA Health Sciences Inc.(a)	2,603	277,376
Repligen Corp.(a)	1,922	290,049

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)	2,518	$157,098
Thermo Fisher Scientific Inc.	16,429	6,800,784
Waters Corp.(a)	2,576	549,074

		16,160,885

Machinery — 1.6%
AGCO Corp.	2,607	171,097
Allison Transmission Holdings Inc.	4,907	183,326
Barnes Group Inc.	2,050	75,584
Caterpillar Inc.	22,514	2,991,660
Colfax Corp.(a)(b)	3,460	100,617
Crane Co.	2,077	117,496
Cummins Inc.	6,136	1,185,843
Deere & Co.	13,026	2,296,614
Donaldson Co. Inc.	5,251	253,833
Dover Corp.	6,042	621,903
Flowserve Corp.	5,492	153,062
Fortive Corp.	12,288	862,495
Gates Industrial Corp. PLC(a)	1,883	19,847
Graco Inc.	6,968	370,976
Hillenbrand Inc.	3,074	89,853
IDEX Corp.	3,133	516,381
Illinois Tool Works Inc.	11,959	2,212,295
Ingersoll Rand Inc.(a)(b)	14,327	452,590
ITT Inc.	3,563	205,692
Kennametal Inc.	3,287	88,618
Lincoln Electric Holdings Inc.	2,523	228,054
Middleby Corp. (The)(a)	2,306	191,536
Navistar International Corp.(a)	2,646	84,751
Nordson Corp.	2,133	413,013
Oshkosh Corp.	2,767	217,818
Otis Worldwide Corp.	16,773	1,052,338
PACCAR Inc.	14,253	1,212,645
Parker-Hannifin Corp.	5,332	954,002
Pentair PLC	6,961	298,279
Snap-on Inc.	2,275	331,854
Stanley Black & Decker Inc.	6,411	982,935
Terex Corp.	2,632	49,613
Timken Co. (The)	2,726	124,469
Toro Co. (The)	4,376	312,228
Trinity Industries Inc.	4,236	82,729
Welbilt Inc.(a)	5,767	35,063
Westinghouse Air Brake Technologies Corp.	7,532	468,415
Woodward Inc.(b)	2,304	172,662
Xylem Inc./NY	7,426	541,950

		20,724,136

Marine — 0.0%
Kirby Corp.(a)	2,480	114,675

Media — 1.4%
Altice USA Inc., Class A(a)	11,314	305,365
AMC Networks Inc., Class A(a)	1,883	43,497
Cable One Inc.	219	399,141
Charter Communications Inc., Class A(a)(b)	6,269	3,636,020
Comcast Corp., Class A	189,462	8,108,974
Discovery Inc., Class A(a)(b)	6,392	134,871
Discovery Inc., Class C, NVS(a)	13,159	249,363
DISH Network Corp., Class A(a)	10,484	336,641
Fox Corp., Class A, NVS	14,536	374,593
Fox Corp., Class B(a)	6,678	172,092
Interpublic Group of Companies Inc. (The)	15,879	286,616

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
John Wiley & Sons Inc., Class A	1,781	$60,251
Liberty Broadband Corp., Class A(a)	1,050	141,760
Liberty Broadband Corp., Class C, NVS(a)	6,304	865,350
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,453	120,130
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,827	238,877
Meredith Corp.	1,678	24,096
New York Times Co. (The), Class A	5,862	270,473
News Corp., Class A, NVS	16,010	203,647
News Corp., Class B	4,831	61,643
Nexstar Media Group Inc., Class A	1,862	163,204
Omnicom Group Inc.	9,104	489,158
Sinclair Broadcast Group Inc., Class A	2,701	55,641
Sirius XM Holdings Inc.	57,134	335,948
TEGNA Inc.	8,769	103,299
ViacomCBS Inc., Class B, NVS	22,275	580,709

		17,761,359

Metals & Mining — 0.4%
Alcoa Corp.(a)	7,577	98,501
Allegheny Technologies Inc.(a)	5,087	44,206
Arconic Corp.(a)	3,986	64,932
Carpenter Technology Corp.	1,911	42,730
Commercial Metals Co.	4,771	98,664
Freeport-McMoRan Inc.	59,955	774,619
Newmont Corp.	33,385	2,310,242
Nucor Corp.	12,588	528,067
Reliance Steel & Aluminum Co.	2,765	271,689
Royal Gold Inc.	2,741	383,548
Steel Dynamics Inc.	9,085	249,020
U.S. Steel Corp.	7,208	48,005
Worthington Industries Inc.	1,606	60,096

		4,974,319

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	23,387	318,063
Annaly Capital Management Inc.	58,628	434,434
Blackstone Mortgage Trust Inc., Class A	5,609	135,009
Chimera Investment Corp.	7,624	68,540
Invesco Mortgage Capital Inc.(b)	4,777	14,665
MFA Financial Inc.	18,421	48,447
New Residential Investment Corp.	17,636	139,854
Starwood Property Trust Inc.	11,735	175,438
Two Harbors Investment Corp.	11,133	60,452

		1,394,902

Multi-Utilities — 0.9%
Ameren Corp.	10,225	820,454
Avista Corp.	2,762	102,553
Black Hills Corp.	2,529	146,328
CenterPoint Energy Inc.	22,658	430,729
CMS Energy Corp.	11,793	756,875
Consolidated Edison Inc.	13,919	1,069,397
Dominion Energy Inc.	34,910	2,828,757
DTE Energy Co.	7,952	919,490
MDU Resources Group Inc.	8,426	176,778
NiSource Inc.	15,923	389,317
NorthWestern Corp.	2,167	121,915
Public Service Enterprise Group Inc.	20,934	1,171,048
Sempra Energy	12,168	1,514,429
WEC Energy Group Inc.	13,024	1,240,666

		11,688,736

Security	Shares	Value

Multiline Retail — 0.5%
Dollar General Corp.	10,471	$1,993,678
Dollar Tree Inc.(a)	9,817	916,417
Kohl’s Corp.	6,540	124,522
Macy’s Inc.(b)	12,619	76,471
Nordstrom Inc.(b)	4,340	59,415
Ollie’s Bargain Outlet Holdings Inc.(a)	2,289	240,574
Target Corp.	20,799	2,618,178

		6,029,255

Oil, Gas & Consumable Fuels — 2.2%
Apache Corp.	15,488	237,741
Cabot Oil & Gas Corp.	16,851	315,114
Cheniere Energy Inc.(a)	9,679	478,917
Chevron Corp.	77,660	6,518,780
Cimarex Energy Co.	4,187	102,414
Concho Resources Inc.	8,182	429,882
ConocoPhillips	44,610	1,667,968
Continental Resources Inc./OK	3,484	60,238
CVR Energy Inc.	1,206	23,155
Delek U.S. Holdings Inc.	3,129	54,695
Devon Energy Corp.	16,018	168,029
Diamondback Energy Inc.	6,752	269,135
EOG Resources Inc.	24,080	1,128,148
EQT Corp.	10,561	153,346
Equitrans Midstream Corp.	16,906	163,143
Exxon Mobil Corp.	175,880	7,401,030
Hess Corp.	10,719	527,482
HollyFrontier Corp.	6,268	172,370
Kinder Morgan Inc./DE	80,834	1,139,759
Marathon Oil Corp.	32,857	180,385
Marathon Petroleum Corp.	26,875	1,026,625
Matador Resources Co.(a)(b)	4,204	36,491
Murphy Oil Corp.	6,271	82,840
Noble Energy Inc.	19,647	196,274
Occidental Petroleum Corp.	37,072	583,513
ONEOK Inc.	18,299	510,725
Ovintiv Inc.	10,750	104,168
Parsley Energy Inc., Class A	12,810	140,654
PBF Energy Inc., Class A	4,220	36,630
Peabody Energy Corp.	3,766	11,750
Phillips 66	18,164	1,126,531
Pioneer Natural Resources Co.	6,803	659,347
Targa Resources Corp.	9,687	177,078
Valero Energy Corp.	17,032	957,709
Williams Companies Inc. (The)	50,433	964,783
World Fuel Services Corp.	2,761	64,966
WPX Energy Inc.(a)	17,494	104,439

		27,976,254

Paper & Forest Products — 0.0%
Domtar Corp.	2,257	47,374
Louisiana-Pacific Corp.	5,073	160,662

		208,036

Personal Products — 0.2%
Coty Inc., Class A	12,349	45,815
Estee Lauder Companies Inc. (The), Class A	9,350	1,846,999
Herbalife Nutrition Ltd.(a)	3,850	197,274
Nu Skin Enterprises Inc., Class A	2,267	101,675

		2,191,763

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	94,120	5,521,079

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Catalent Inc.(a)	6,752	$589,720
Elanco Animal Health Inc.(a)	16,442	388,524
Eli Lilly & Co.	34,986	5,258,046
Horizon Therapeutics PLC(a)	7,884	482,422
Jazz Pharmaceuticals PLC(a)	2,343	253,630
Johnson & Johnson	109,590	15,973,838
Merck & Co. Inc.	104,994	8,424,719
Mylan NV(a)	21,274	342,724
Nektar Therapeutics(a)(b)	7,530	166,865
Perrigo Co. PLC	5,634	298,715
Pfizer Inc.	231,064	8,891,343
Royalty Pharma PLC, Class A(a)	3,208	138,104
Zoetis Inc.	19,765	2,997,955

		49,727,684

Professional Services — 0.5%
ASGN Inc.(a)	2,133	146,025
CoreLogic Inc.	3,229	220,089
CoStar Group Inc.(a)	1,638	1,391,907
Equifax Inc.	5,054	821,578
FTI Consulting Inc.(a)	1,546	184,654
IHS Markit Ltd.	16,615	1,341,329
Insperity Inc.	1,663	111,188
Korn Ferry	2,309	64,883
ManpowerGroup Inc.	2,518	173,213
Nielsen Holdings PLC	15,022	216,768
Robert Half International Inc.	4,917	250,128
TransUnion	7,815	699,990
TriNet Group Inc.(a)	1,781	117,546
Verisk Analytics Inc.	6,778	1,279,076

		7,018,374

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	13,931	610,317
Cushman & Wakefield PLC(a)	6,876	73,573
Howard Hughes Corp. (The)(a)	1,788	95,104
Jones Lang LaSalle Inc.	2,135	211,173

		990,167

Road & Rail — 1.0%
AMERCO	342	108,664
Avis Budget Group Inc.(a)	2,564	66,408
CSX Corp.	31,840	2,271,466
JB Hunt Transport Services Inc.	3,495	452,253
Kansas City Southern	3,953	679,323
Knight-Swift Transportation Holdings Inc.	5,211	226,626
Landstar System Inc.	1,659	202,033
Lyft Inc., Class A(a)(b)	8,844	258,510
Norfolk Southern Corp.	10,657	2,048,382
Old Dominion Freight Line Inc.	3,953	722,687
Ryder System Inc.	2,285	83,700
Uber Technologies Inc.(a)	8,451	255,727
Union Pacific Corp.	28,226	4,892,977

		12,268,756

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices Inc.(a)	48,747	3,774,480
Analog Devices Inc.	15,291	1,756,171
Applied Materials Inc.	38,194	2,457,020
Broadcom Inc.	16,630	5,267,553
Cirrus Logic Inc.(a)	2,355	161,388
Cree Inc.(a)	4,543	313,104
Entegris Inc.	5,504	395,793

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar Inc.(a)	3,072	$182,938
Intel Corp.	176,121	8,406,255
KLA Corp.	6,449	1,288,704
Lam Research Corp.	6,040	2,278,046
Marvell Technology Group Ltd.	27,518	1,003,581
Maxim Integrated Products Inc.	11,198	762,472
Microchip Technology Inc.	10,205	1,038,155
Micron Technology Inc.(a)	46,263	2,315,694
MKS Instruments Inc.	2,288	291,583
Monolithic Power Systems Inc.	1,696	449,457
NVIDIA Corp.	25,588	10,864,409
NXP Semiconductors NV	11,607	1,364,171
ON Semiconductor Corp.(a)	17,119	352,651
Qorvo Inc.(a)	4,865	623,450
Qualcomm Inc.	46,794	4,941,914
Semtech Corp.(a)	2,643	147,294
Silicon Laboratories Inc.(a)	1,780	178,908
Skyworks Solutions Inc.	6,940	1,010,325
Teradyne Inc.	6,959	619,073
Texas Instruments Inc.	38,176	4,869,349
Universal Display Corp.	1,767	308,253
Xilinx Inc.	10,115	1,085,845

		58,508,036

Software — 9.2%
ACI Worldwide Inc.(a)	4,778	128,003
Adobe Inc.(a)	20,044	8,905,950
Alteryx Inc., Class A(a)	2,054	360,456
Anaplan Inc.(a)	3,734	169,561
ANSYS Inc.(a)	3,543	1,100,456
Aspen Technology Inc.(a)	2,811	273,398
Autodesk Inc.(a)	9,107	2,153,168
Avalara Inc.(a)	2,838	381,569
Bill.Com Holdings Inc.(a)	882	82,123
Blackbaud Inc.	2,113	132,147
Cadence Design Systems Inc.(a)	11,625	1,270,031
CDK Global Inc.	5,135	233,437
Cerence Inc.(a)	1,455	57,705
Ceridian HCM Holding Inc.(a)	4,109	321,694
Citrix Systems Inc.	4,771	681,108
Cloudflare Inc., Class A(a)	1,716	71,420
CommVault Systems Inc.(a)	1,782	78,551
Coupa Software Inc.(a)(b)	2,772	849,479
Crowdstrike Holdings Inc., Class A(a)	858	97,126
Datadog Inc., Class A(a)	1,172	110,004
DocuSign Inc.(a)	5,409	1,172,833
Dropbox Inc., Class A(a)	9,397	213,782
Dynatrace Inc.(a)	6,522	272,815
Elastic NV(a)	1,300	125,047
Fair Isaac Corp.(a)	1,186	520,879
FireEye Inc.(a)(b)	9,292	140,309
Fortinet Inc.(a)	5,581	771,852
Guidewire Software Inc.(a)	3,475	408,869
HubSpot Inc.(a)	1,706	400,245
Intuit Inc.	10,847	3,323,195
j2 Global Inc.(a)	1,902	107,881
LogMeIn Inc.	1,973	169,303
Manhattan Associates Inc.(a)	2,607	249,725
Microsoft Corp.	315,447	64,669,789
New Relic Inc.(a)	2,146	152,173
NortonLifeLock Inc.	22,541	483,504

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Nuance Communications Inc.(a)(b)	11,636	$318,245
Nutanix Inc., Class A(a)	6,151	136,491
Oracle Corp.	86,578	4,800,750
Palo Alto Networks Inc.(a)	4,053	1,037,244
Paycom Software Inc.(a)	2,027	576,418
Paylocity Holding Corp.(a)	1,474	196,337
Pegasystems Inc.	1,631	190,648
Pluralsight Inc., Class A(a)	3,397	71,914
Proofpoint Inc.(a)	2,329	269,395
PTC Inc.(a)	4,356	372,699
RealPage Inc.(a)	3,516	221,543
RingCentral Inc., Class A(a)	3,203	929,735
salesforce.com Inc.(a)	37,479	7,302,783
ServiceNow Inc.(a)	7,933	3,484,174
Slack Technologies Inc., Class A(a)(b)	2,655	78,455
Smartsheet Inc., Class A(a)	3,687	176,017
SolarWinds Corp.(a)	2,698	49,535
Splunk Inc.(a)	6,605	1,385,861
SS&C Technologies Holdings Inc.	9,189	528,368
Synopsys Inc.(a)	6,277	1,250,504
Teradata Corp.(a)	4,779	100,359
Trade Desk Inc. (The), Class A(a)(b)	1,701	767,695
Tyler Technologies Inc.(a)	1,654	590,892
Verint Systems Inc.(a)	2,853	128,071
VMware Inc., Class A(a)	3,255	456,384
Workday Inc., Class A(a)	6,788	1,228,085
Zendesk Inc.(a)(b)	4,711	429,408
Zoom Video Communications Inc., Class A(a)	1,213	307,993
Zscaler Inc.(a)(b)	2,654	344,622

		118,370,212

Specialty Retail — 2.3%
Aaron’s Inc.	2,883	150,435
Advance Auto Parts Inc.	2,912	437,208
American Eagle Outfitters Inc.	6,867	68,670
AutoNation Inc.(a)	2,407	123,575
AutoZone Inc.(a)	971	1,172,405
Best Buy Co. Inc.	9,363	932,461
Burlington Stores Inc.(a)	2,760	518,880
CarMax Inc.(a)(b)	6,818	661,141
Carvana Co.(a)(b)	2,301	356,540
Dick’s Sporting Goods Inc.	2,774	126,550
Five Below Inc.(a)	2,311	251,691
Floor & Decor Holdings Inc., Class A(a)(b)	2,847	187,617
Foot Locker Inc.	4,242	124,672
Gap Inc. (The)	8,769	117,242
Home Depot Inc. (The)	44,738	11,877,492
L Brands Inc.	9,820	239,706
Lithia Motors Inc., Class A	965	221,130
Lowe’s Companies Inc.	31,406	4,676,667
Murphy USA Inc.(a)	1,216	161,011
National Vision Holdings Inc.(a)(b)	3,246	103,840
O’Reilly Automotive Inc.(a)	3,087	1,473,672
Penske Automotive Group Inc.	1,488	66,692
Ross Stores Inc.	14,783	1,325,592
Tiffany & Co.	4,556	571,140
TJX Companies Inc. (The)	49,828	2,590,558
Tractor Supply Co.	4,864	694,287
Ulta Beauty Inc.(a)	2,366	456,614
Urban Outfitters Inc.(a)	3,085	51,026

Security	Shares	Value

Specialty Retail (continued)
Williams-Sonoma Inc.	3,270	$284,882

		30,023,396

Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	169,477	72,034,504
Dell Technologies Inc., Class C(a)(b)	6,395	382,613
Hewlett Packard Enterprise Co.	54,001	532,990
HP Inc.	59,482	1,045,694
NCR Corp.(a)	5,151	94,933
NetApp Inc.	9,445	418,413
Pure Storage Inc., Class A(a)(b)	9,226	164,776
Seagate Technology PLC	9,567	432,620
Western Digital Corp.	12,259	528,363
Xerox Holdings Corp.(a)	7,749	129,021

		75,763,927

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	6,241	93,490
Carter’s Inc.	1,801	141,775
Columbia Sportswear Co.	1,219	92,449
Deckers Outdoor Corp.(a)	1,142	238,963
Hanesbrands Inc.	14,732	208,163
Levi Strauss & Co., Class A	1,747	21,244
Lululemon Athletica Inc.(a)	4,758	1,549,157
Nike Inc., Class B	51,594	5,036,090
PVH Corp.	3,021	147,002
Ralph Lauren Corp.	2,008	143,170
Skechers U.S.A. Inc., Class A(a)	5,575	163,236
Steven Madden Ltd.	3,227	68,348
Tapestry Inc.	11,421	152,585
Under Armour Inc., Class A(a)	7,781	81,856
Under Armour Inc., Class C, NVS(a)	8,024	76,148
VF Corp.	13,263	800,555
Wolverine World Wide Inc.	3,402	81,784

		9,096,015

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	6,096	58,826
Essent Group Ltd.	4,601	164,854
MGIC Investment Corp.	14,918	123,372
New York Community Bancorp. Inc.	19,099	201,112
Radian Group Inc.	8,200	122,344
TFS Financial Corp.	2,161	31,291
Washington Federal Inc.	3,225	75,272

		777,071

Tobacco — 0.6%
Altria Group Inc.	77,503	3,189,249
Philip Morris International Inc.	64,772	4,975,137

		8,164,386

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,298	112,694
Applied Industrial Technologies Inc.	1,659	104,716
Beacon Roofing Supply Inc.(a)	2,668	83,135
Fastenal Co.	23,873	1,122,986
GATX Corp.	1,480	90,265
HD Supply Holdings Inc.(a)	6,944	243,734
MSC Industrial Direct Co. Inc., Class A	1,885	124,429
SiteOne Landscape Supply Inc.(a)	1,664	213,042
United Rentals Inc.(a)	2,997	465,644
Univar Solutions Inc.(a)	5,487	96,955
Watsco Inc.	1,374	324,360
WESCO International Inc.(a)	1,972	76,652

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	1,808	$617,486

		3,676,098

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,119	93,445

Water Utilities — 0.1%
American Water Works Co. Inc.	7,464	1,099,224
Essential Utilities Inc.	9,275	420,621

		1,519,845

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	24,506	2,631,454
Telephone & Data Systems Inc.	3,854	74,845
U.S. Cellular Corp.(a)	646	19,167

		2,725,466

Total Common Stocks — 99.7% (Cost: $730,172,017)		1,276,326,338

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp., (Expires 08/03/27)(a)	4,664	26,115

Total Warrants — 0.0% (Cost: $0)		26,115

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	19,023,367	$19,044,293
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	2,326,000	2,326,000

		21,370,293

Total Short-Term Investments — 1.7% (Cost: $21,336,527)		21,370,293

Total Investments in Securities — 101.4% (Cost: $751,508,544)		1,297,722,746

Other Assets, Less Liabilities — (1.4)%		(17,738,103)

Net Assets — 100.0%		$1,279,984,643

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,108,982	$—		$(6,062,986	)(a)	$7,643	$(9,346)	$19,044,293	19,023,367	$52,377	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,196,000	130,000	(a)	—		—	—	2,326,000	2,326,000	672		—
BlackRock Inc.	2,504,176	799,226		(88,702)		51,075	423,489	3,689,264	6,416	23,261		—

						$58,718	$414,143	$25,059,557		$76,310		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	21	09/18/20	$3,427	$150,962

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

12

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Dow Jones U.S. ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,276,326,338	$—	$—	$1,276,326,338
Warrants	26,115	—	—	26,115
Money Market Funds	21,370,293	—	—	21,370,293

	$1,297,722,746	$—	$—	$1,297,722,746

Derivative financial instruments(a)
Assets
Futures Contracts	$150,962	$—	$—	$150,962

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

13